FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 1999

        Check here if Amendment |_|: Amendment Number: __________________

        This Amendment (Check only one.):

                              |_| is a restatement

                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey Halis
           ---------------------------------------------------------------------

Address:   10 East 50th Street, 21st Floor
           ---------------------------------------------------------------------

           New York, New York 10022
           ---------------------------------------------------------------------

Form 13F File Number: 28-7420
           ---------------------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey Halis
               -----------------------------------------------------------------

Title:
               -----------------------------------------------------------------

Phone:         212-588-9697
               -----------------------------------------------------------------

Signature, Place, and Date of Signing:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:        35

--------------------------------------------------------------------------------

Form 13F Information Table Value Total:
                                          $74,474 (thousands)
--------------------------------------------------------------------------------

List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
          ----------------------------------------------------------------------

Form 13F File Number 28-7420
          ----------------------------------------------------------------------

Name      Jeffrey Halis
          ----------------------------------------------------------------------

                                                             FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AF Bankshares                  COM              043893106      140    11700   SH       SOLE                11700
Associated  Bank Corp.         COM              045487105     4461   139680   SH       SOLE               139680
Brookline Bancorp              COM              113739106     1633   143591   SH       SOLE               143591
CFS Bancorp                    COM              12525D102     1142   108720   SH       SOLE               108720
Camco Financial corp.          COM              132618109      552    39394   SH       SOLE                39394
Commercial Federal             COM              201647104     5146   221928   SH       SOLE               221928
Community Bank Shares of IN    COM              203599105      186    11355   SH       SOLE                11355
Cooperative S&L                COM              216844100      799    66624   SH       SOLE                66624
East Texas Fin Service         COM              275572105      650    59100   SH       SOLE                59100
Empire Federal Bancorp         COM              291657104      340    29100   SH       SOLE                29100
Fidelity Bankshares, Inc.      COM              315919100      784    43570   SH       SOLE                43570
Fidelity Financial of Ohio     COM              31614P107     2199   179548   SH       SOLE               179548
First Citizens Bancshares      COM              31946M103     2331    28778   SH       SOLE                28778
First Federal Bankshares-IA    COM              319967105     1070    56686   SH       SOLE                56686
First Independence             COM              32054B103      258    24000   SH       SOLE                24000
First Source Bancorp           COM              33620P105      189    23676   SH       SOLE                23676
Guaranty Fed Bancshares        COM              401081104      280    25272   SH       SOLE                25272
Harbor Fed Svgs                COM              411510100     4061   318498   SH       SOLE               318498
Harris Financial Inc.          COM              414570101     1549   128400   SH       SOLE               128400
Homestead Bancorp              COM              437698103      372    45778   SH       SOLE                45778
Landmark Bancshares            COM              514928100     1031    50600   SH       SOLE                50600
Leeds Federal Bankshares Inc.  COM              52422P105     2189   175150   SH       SOLE               175150
Liberty - MO                   COM              531204105     1798   102738   SH       SOLE               102738
Liberty Bancorp                COM              529905101     2873   290900   SH       SOLE               290900
Lincoln Bancorp                COM              532879103      670    64174   SH       SOLE                64174
Niagara Bancorp                COM              652914102      915    91500   SH       SOLE                91500
Northwest Bancorp Inc.         COM              667794101     3346   361702   SH       SOLE               361702
Oregon Trail Financial Corp    COM              685932105      142    11061   SH       SOLE                11061
Pathfinder Bancorp Inc.        COM              688635101      393    42500   SH       SOLE                42500
Pennwood Bancorp               COM              70931P101      445    40480   SH       SOLE                40480
Peoples Bancorp Inc.           COM              895224103      318    32243   SH       SOLE                32243
Peoples Financial              COM              71103A104      475    52108   SH       SOLE                52108
Peoples Home Savings Bank      COM              71114P108      130    12000   SH       SOLE                12000
Perry County Financial         COM              71447Q104     1537    71500   SH       SOLE                71500
Pulaski Bank                   COM              745361105      225    24000   SH       SOLE                24000
Sound Federal Bancorp          COM              83607T109     1002   109800   SH       SOLE               109800
Three Rivers Financial Corp.   COM              88562H107      925    68530   SH       SOLE                68530
Union Commnity Bancorp         COM              906054101      237    20000   SH       SOLE                20000
WHG Bancshares                 COM              928949106      605    55000   SH       SOLE                55000
Webster City Fed Sv            COM              947693107      796    54000   SH       SOLE                54000
Westwood Homestead Financial C COM              961767100      354    35000   SH       SOLE                35000
Willow Grove Bancorp           COM              97111E101     1102   113000   SH       SOLE               113000
Alleghany Corp                 COM              017175100     4239    23052   SH       SOLE                23052
Associated Group Cl B          CLB              045651205      994    20500   SH       SOLE                20500
Borg Warner Automotive         COM              099724106    12508   261600   SH       SOLE               261600
Cardinal Health                COM              14149Y108    12639   191505   SH       SOLE               191505
Chicago Title Corp             COM              168228104     6260   172103   SH       SOLE               172103
EMC Insurance Group            COM              268664109     2128   179179   SH       SOLE               179179
Earthshell Corp.               COM              27032B100      295    30300   SH       SOLE                30300
Echelon Int'l                  COM              278747100    13341   679800   SH       SOLE               679800
El Paso Electric Co            COM              283677854     8063  1057400   SH       SOLE              1057400
Erie Indemnity                 COM              29530P102     4114   149600   SH       SOLE               149600
Ethyl Corporation              COM              297659104      198    46700   SH       SOLE                46700
Fiserv Inc                     COM              337738108    20884   389439   SH       SOLE               389439
Footstar                       COM              344912100      960    30000   SH       SOLE                30000
Intergraph Corp                COM              458683109      750   111100   SH       SOLE               111100
Lab Holdings Inc.              COM              505353102     1491    89701   SH       SOLE                89701
Liberte Investors              COM              530152107      921   277900   SH       SOLE               277900
Littelfuse Inc.                COM              537008104     3669   199653   SH       SOLE               199653
Magellan Health Services       COM              161241708      335    80100   SH       SOLE                80100
McKesson Corp                  COM              581557105    20486   310400   SH       SOLE               310400
Newport News Shipbuilding      COM              652228107     2041    64400   SH       SOLE                64400
Octel Corp                     COM              675727101    19878  1622700   SH       SOLE              1622700
Petrie Stores                  COM              716434105      854   395900   SH       SOLE               395900
Price Enterprises              COM              741444202     1829   328753   SH       SOLE               328753
Primex Technologies            COM              741597108    22740  1095908   SH       SOLE              1095908
Quest Diagnostics              COM              74834L100     4388   197200   SH       SOLE               197200
Richmond County Financial      COM              764556106     5579   376640   SH       SOLE               376640
Sbarro Inc.                    COM              805844107     1645    61800   SH       SOLE                61800
Telephone & Data               COM              879433100    21862   387800   SH       SOLE               387800
Tower Realty Trust Inc.        COM              89185E109     1577    83300   SH       SOLE                83300
United Bankshares Inc.         COM              909907107     1263    55200   SH       SOLE                55200
Varian Medical Systems         COM              92220P105    21774   561900   SH       SOLE               561900
Walter Industries              COM              93317Q105     8799   782100   SH       SOLE               782100
Community Savings Bankshares   COM              204041107     1250   100000   SH       SOLE               100000
NE Pennsylvania Financial      COM              663905107      191    17500   SH       SOLE                17500
West Essex Bancorp             COM              952698108      230    25000   SH       SOLE                25000
